Retirement Benefits – Defined Benefit Obligations - Schedule of Defined Benefit Liability and its Components (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Seniority premium and termination indemnity at retirement (Betterware-Jafra) [Member]
Schedule of Defined Benefit Liability and its Components [Line Items]
Balance at January 1	$ 44,459	$ 30,148	$ 2,093
Additions for subsidiaries’ acquisition			23,637
Included in profit or loss:
Past service cost		(1,010)
Current service cost	4,996	4,246	2,924
Interest cost	3,988	3,426	2,095
Net (gain) cost of the period	8,984	6,662	5,019
Included in other comprehensive income:
Remeasurement of defined benefit obligation	5,663	11,730	(1,818)
Others:
Benefits paid	(5,482)	(3,123)	(1,223)
Others		(958)	2,440
Balance as of December 31	53,624	44,459	30,148
Pension plan (Jafra) [Member]
Schedule of Defined Benefit Liability and its Components [Line Items]
Balance at January 1	82,691	123,759
Additions for subsidiaries’ acquisition			125,606
Included in profit or loss:
Past service cost		(29,615)
Current service cost	4,345	5,605	4,553
Interest cost	7,408	10,487	7,367
Net (gain) cost of the period	11,753	(13,523)	11,920
Included in other comprehensive income:
Remeasurement of defined benefit obligation	(15,888)	10,630	(13,767)
Others:
Benefits paid	(3,868)	(38,175)
Others
Balance as of December 31	$ 74,688	$ 82,691	$ 123,759